SIGNIFICANT ACCOUNTING POLICIES: - Property and Equipment (Details)	12 Months Ended
Dec. 31, 2021
Computers and purchased software
Property, Plant and Equipment [Line Items]
Useful Life	3 years
Office furniture and equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful Life	5 years
Office furniture and equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful Life	14 years